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                                   FORM 13F

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              FORM 13F COVER PAGE

       REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: SEPTEMBER 30, 2012
                CHECK HERE IF AMENDMENT [_]; AMENDMENT NUMBER:
                       THIS AMENDMENT (CHECK ONLY ONE):
                             [_] IS A RESTATEMENT
                             [_] ADDS NEW HOLDING ENTRIES

Institutional Investment Manager Filing this Report:

Name: ATFinancial Advisors Corp.
Address: 895 Main Street
Dubuque, IA 52004-0938

Form 13F File Number: 28-14050

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Mark A Stevens
Title: President, Chief Investment Officer
Phone: 563-589-0851

Signature, Place and Date of Signing:

    /s/ Mark A Stevens           Dubuque, IA                10/25/2012
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type (Check only one):

[_]13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[X]13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                                      File Number    Name
                                                      ----------- -----------
  List of Other Managers Reporting for this Manager:   28-14048   AT Bancorp
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